Cover	Sep. 01, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2026
Entity File Number	001-43396
Entity Registrant Name	Jones Ventures INTL Acquisition1 Corp
Entity Central Index Key	0002129056
Entity Tax Identification Number	98-1913650
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	325 Hudson St
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	212
Local Phone Number	267-0777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one Share Right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one Share Right
Trading Symbol	JONEU
Security Exchange Name	NASDAQ
Class A ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary Shares, par value $0.0001 per share
Trading Symbol	JONE
Security Exchange Name	NASDAQ
Share Rights, one eighth (1/8) of a Class A ordinary share upon consummation of our initial business combination
Title of 12(b) Security	Share Rights, one eighth (1/8) of a Class A ordinary share upon consummation of our initial business combination
Trading Symbol	JONER
Security Exchange Name	NASDAQ